Horizon Active Asset Allocation Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 98.5%	Shares	Value
Communication Services Select Sector SPDR Fund	259,730	$20,612,173
Energy Select Sector SPDR Fund	584	50,306
Health Care Select Sector SPDR Fund	517	74,872
Invesco QQQ Trust Series 1(a)	254,314	111,643,846
iShares Bitcoin Trust(b)	717	25,396
iShares Core Dividend Growth ETF(a)	1,427,056	80,172,006
iShares Core MSCI EAFE ETF	557,121	40,001,288
iShares Core MSCI International Developed Markets ETF(a)	616,286	39,978,473
iShares Core S&P Mid-Cap ETF	1,060,468	61,146,585
iShares Latin America 40 ETF(a)	691,165	19,414,825
iShares MSCI Canada ETF(a)	268,379	9,868,295
iShares MSCI China ETF(a)	259,782	10,128,900
iShares MSCI EAFE ETF	653	50,444
iShares MSCI Emerging Markets ex China ETF(a)	358,391	20,012,553
iShares MSCI Japan ETF(a)	1,017,472	70,327,665
iShares MSCI USA Minimum Volatility ETF	1,234	100,435
iShares MSCI USA Momentum Factor ETF	699	127,365
iShares MSCI USA Quality Factor ETF(a)	836,993	134,153,238
iShares Select Dividend ETF	334,369	38,940,614
JPMorgan BetaBuilders Europe ETF	876	50,379
SPDR Portfolio S&P 500 Growth ETF(e)	2,601,582	186,637,493
SPDR Portfolio S&P 500 Value ETF(a)	2,495,833	120,099,484
SPDR Portfolio S&P 600 Small Cap ETF(a)	950,990	39,751,382
Technology Select Sector SPDR Fund	368	76,169
VanEck Semiconductor ETF	182	38,575
WisdomTree Japan Hedged Equity Fund	244	25,195
TOTAL EXCHANGE TRADED FUNDS (Cost $888,098,277)		1,003,507,956

COMMON STOCKS - 1.1%	Shares	Value
Consumer Discretionary Products - 0.0%(c)
Tesla, Inc.(b)	1,978	399,319

Consumer Discretionary Services - 0.0%(c)
Royal Caribbean Cruises Ltd.(b)	889	109,658

Industrial Products - 0.0%(c)
Amphenol Corp. - Class A	1,021	111,534
TE Connectivity, Ltd.	730	104,799
		216,333

Materials - 0.0%(c)
Freeport-McMoRan, Inc.	2,827	106,889

Media - 0.2%
Alphabet, Inc. - Class C(b)	4,883	682,546
Meta Platforms, Inc. - Class A	1,238	606,781
Uber Technologies, Inc.(b)	1,778	141,351
		1,430,678

Real Estate - 0.0%(c)
Digital Realty Trust, Inc.	719	105,556

Retail & Wholesale - Discretionary - 0.1%
Alibaba Group Holding Ltd. - ADR	1,604	118,744
Amazon.com, Inc.(b)	6,195	1,095,028
		1,213,772

Software & Tech Services - 0.2%
Accenture PLC - Class A	373	139,793
Adobe, Inc.(b)	270	151,276
ANSYS, Inc.(b)	305	101,922
Autodesk, Inc.(b)	407	105,075
Cadence Design Systems, Inc.(b)	373	113,534
Dynatrace, Inc.(b)	1,986	98,406
Fortinet, Inc.(b)	1,479	102,214
Intuit, Inc.	199	131,915
Microsoft Corp.	2,609	1,079,187
Oracle Corp.	1,368	152,778
Palo Alto Networks, Inc.(b)	325	100,929
Salesforce, Inc.(b)	545	168,306
SAP SE - ADR	633	118,922
ServiceNow, Inc.(b)	171	131,899
Synopsys, Inc.(b)	205	117,615
		2,813,771

Tech Hardware & Semiconductors - 0.6%
Advanced Micro Devices, Inc.(b)	1,205	231,999
Advantest Corp. - ADR(a)(b)	2,420	113,498
Analog Devices, Inc.	619	118,737
Apple, Inc.	2,140	386,805
Applied Materials, Inc.	745	150,207
Arista Networks, Inc.(b)	422	117,122
ASML Holding NV	122	116,105
Broadcom, Inc.	309	401,850
Cisco Systems, Inc.	2,182	105,543
Intel Corp.	3,438	148,006
KLA Corp.	183	124,861
Lam Research Corp.	141	132,293
Microchip Technology, Inc.	1,275	107,279
Micron Technology, Inc.	1,409	127,669
Monolithic Power Systems, Inc.	143	102,966
NVIDIA Corp.	1,522	1,204,084
NXP Semiconductors NV	480	119,870
ON Semiconductor Corp.(b)	1,314	103,701
Onto Innovation, Inc.(b)	587	108,102
Pure Storage, Inc. - Class A(b)	2,340	123,201
QUALCOMM, Inc.	928	146,429
Super Micro Computer, Inc.(b)	144	124,721
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	1,216	156,463
Texas Instruments, Inc.	829	138,717
		4,710,228
TOTAL COMMON STOCKS (Cost $10,158,635)		11,106,204

SHORT-TERM INVESTMENTS - 6.5%
Investments Purchased with Proceeds from Securities Lending - 6.2%	Shares
First American Government Obligations Fund - Class X, 5.16%(d)	62,766,544	62,766,544

Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(d)	2,616,609	2,616,609
TOTAL SHORT-TERM INVESTMENTS (Cost $65,383,153)		65,383,153

TOTAL INVESTMENTS - 106.1% (Cost $963,640,065)		$1,079,997,313
Liabilities in Excess of Other Assets - (6.1)%		(62,395,554)
TOTAL NET ASSETS - 100.0%		$1,017,601,759

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $61,494,547 which represented 6.0% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d) (e)
The rate shown represents the 7-day effective yield as of February 29, 2024.
All or a portion of the security is segregated as collateral at the broker on February 29, 2024. The value of the securities segregated as collateral is $3,587,000, which is 0.35% of total net assets.

Horizon Active Asset Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,003,507,956	$–	$–	$1,003,507,956
Common Stocks	11,106,204	–	–	11,106,204
Investments Purchased with Proceeds from Securities Lending	62,766,544	–	–	62,766,544
Money Market Funds	2,616,609	–	–	2,616,609
Total Assets	$1,079,997,313	$–	$–	$1,079,997,313

Refer to the Schedule of Investments for industry classifications.